Financial Instruments with Off-Balance Sheet Risk and Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk [Abstract]
Schedules of Concentration of Risk, by Risk Factor
We generate a significant amount of title insurance premiums in California, Texas, New York and Florida. Title insurance premiums as a percentage of the total title insurance premiums written from those four states are detailed as follows:

	2013	2012	2011
California	15.2%	17.2%	15.8%
Texas	14.4%	12.9%	12.3%
New York	7.4%	7.4%	8.1%
Florida	7.6%	6.6%	6.5%

Remy generates revenue in multiple geographic locations. Revenues are attributed to geographic locations based on the point of sale.

Information about our Auto parts revenue in our Remy segment by region was as follows:

	2013	2012
United States	66.1%	66.0%
Asia Pacific	20.7%	20.0%
Europe	7.9%	8.8%
Other America	5.3%	5.2%
Total	100.0%	100.0%